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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number: ______
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Advent International Corporation
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Address:       75 State Street
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               Boston, MA 02109
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13F File Number:  28-  6054
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:          Janet L. Hennessy
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Title:         Vice President and Treasurer
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Phone:         (617) 951-9447
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Signature, Place, and Date of Signing:

/s/ Janet L. Hennessy                   Boston, MA               2/12/02
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     (Signature)                     (City, State)                (Date)

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 None
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Form 13F Information Table Entry Total:             18
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Form 13F Information Table Value Total:      $   92,132
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                                                (thousands)
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                                                        FORM 13F INFORMATION TABLE


             COLUMN 1              COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5    COLUMN 6  COLUMN 7        COLUMN 8
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                                                              VALUE    SHRS OR  SH/ PUT  INVESTMENT  OTHER       VOTING AUTHORITY
          NAME OF ISSUER        TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED   NONE
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
BIOMET, INC.                            COMMON   090613-10-0    2,911     94,219            SOLE                94,219
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CRUCELL NV                      SPONSORED ADRs   228769-10-5    6,127  1,096,101            SOLE             1,096,101
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CYBEAR GROUP                    TRACKING STOCK   23243C-10-2       33    100,258            SOLE               100,258
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DECODE GENETICS INC                     COMMON   243586-10-4    1,256    128,200            SOLE               128,200
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EPIX MEDICAL, INC.                      COMMON   26881Q-10-1    6,145    430,019            SOLE               430,019
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EXELIXIS                                COMMON   30161Q-10-4   26,522  1,595,768            SOLE             1,595,768
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ILEX ONCOLOGY, INC.                     COMMON   451923-10-6   21,587    798,337            SOLE               798,337
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INTERWAVE COMMUNICATIONS                COMMON   G4911N-10-2      118    157,989            SOLE               157,989
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INVERNESS MEDICAL INNOVATIONS           COMMON   46126-10-6        17        969            SOLE                   969
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JOHNSON & JOHNSON                       COMMON   478160-10-4      170      2,876            SOLE                 2,876
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LEARNINGSTAR CORPORATION                COMMON   52201M-10-9       90     59,816            SOLE                59,816
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LECROY CORPORATION                      COMMON   52324W-10-9    9,100    500,000            SOLE               500,000
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LIGHTBRIDGE, INC.                       COMMON   532226-10-7    5,707    469,694            SOLE               469,694
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LIONBRIDGE TECHNOLOGIES, INC.           COMMON   536252-10-9    7,639  4,364,004            SOLE             4,364,004
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TELIK INC.                              COMMON   87959M-10-9    2,019    149,556            SOLE               149,556
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TRITON NETWORK SYSTEMS INC.             COMMON   896775-10-3    1,450  2,132,342            SOLE             2,132,342
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WORLD ACCESS INC.                       COMMON   98141A-10-1        0    314,603            SOLE               314,603
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ZINDART LIMITED                 SPONSORED ADRs   989597-10-9    1,240    708,444            SOLE               708,444
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                                                               92,132
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